SCHEDULE OF FINITE LONG-LIVED INTANGIBLE ASSETS ESTIMATED USEFUL LIFE (Details)	Jun. 30, 2024	Dec. 31, 2023
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Finite long lived intangible assets estimated useful life	10 years	10 years
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite long lived intangible assets estimated useful life	10 years	10 years
Noncompete Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Finite long lived intangible assets estimated useful life	5 years	5 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite long lived intangible assets estimated useful life	10 years	10 years